Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Basic earnings per share - cents (in USD per share)	$ 3.99	$ 1.39	$ 0.79
Profit attributable to owners of the parent from continuing operations	$ 3,567.4	$ 1,245.0	$ 703.3
Weighted average number of ordinary shares (in shares)	894,972,803	894,881,526	893,318,864
Basic earnings per share from continuing operations - cents (in USD per share)	$ 3.99	$ 1.39	$ 0.81
Profit attributable to owners of the parent from continuing operations	$ 3,567.4	$ 1,245.0	$ 722.2
Weighted average number of shares issued (in shares)	894,972,803	894,881,526	893,318,864
Basic loss per share from discontinued operation – cents (in USD per share)	$ 0	$ 0	$ (0.02)
Loss from discontinued operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	$ 0.0	$ 0.0	$ 18.9
Weighted average number of shares issued from discontinuing operations (in shares)	894,972,803	894,881,526	893,318,864
Diluted earnings per share – cents (in USD per share)	$ 3.94	$ 1.38	$ 0.77
Diluted weighted average number of ordinary shares in issue (in shares)	897,339,333	895,503,589	895,037,887
Net profit attributable to owners of the parent has been adjusted by the following to arrive at the diluted profit attributable to owners of the parent:
Profit attributable to owners of the parent	$ 3,567.4	$ 1,245.0	$ 703.3
South Deep minority interest at 10%	(29.4)	(10.6)	(11.1)
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	3,538.0	1,234.4	711.1
Diluted profit attributable to owners of the parent	$ 3,538.0	$ 1,234.4	$ 692.2
Diluted earnings per share from continuing operations - cents (in USD per share)	$ 3.94	$ 1.38	$ 0.79
The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
Potentially dilutive share options in issue (in shares)	2,366,530	622,063	1,719,023
Diluted loss per share from discontinued operation – cents (in USD per share)	$ 0	$ 0	$ (0.02)
Loss from discontinued operations attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 0.0	$ 0.0	$ (18.9)
Percentage of NCI attributable to parent	10.00%